ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

3.	ACCOUNTS RECEIVABLE, NET

The following table sets forth the components of the Company’s accounts receivable at June 30, 2021, and December 31, 2020:

	June 30, 2021	December 31, 2020

Billed accounts receivable	$553,265	$443,806
Unbilled accounts receivable	195,959	188,029
Allowance for doubtful accounts	(43,903)	(43,903)
Total accounts receivable, net	$705,321	$587,932

During the six months ended June 30, 2021, the Company had four customers that accounted for 76.5% of revenues and four customers that accounted for 82.5% of accounts receivable. During the year ended December 31, 2020, the Company had three customers that accounted for 68.5% of revenues and one customer that accounted for 29.9% of accounts receivable.